Lease obligations	12 Months Ended
Dec. 31, 2022
Lease obligations

Note 12: Lease obligations

The Group has operating leases primarily for office space. The Group’s leases have remaining lease terms of several months to two years.

The components of lease expense are as follows:

	Years ended December 31,
	2022	2021
	US$’000	US$’000

Operating lease cost	175	243
Short-term lease cost	121	62
Total lease cost	296	305

Supplemental consolidated cash flow information related to leases is as follows:

	Years ended December 31,
	2022	2021
	US$’000	US$’000

Cash paid for amounts included in the measurement of lease liabilities:

Operating cash flows from operating leases	195	196
Right-of-use assets obtained in exchange for lease obligations (noncash):
Operating leases	-	-

Supplemental consolidated balance sheet information related to leases is as follows:

	December 31,
	2022	2021
	US$’000	US$’000

Operating leases
Operating lease right-of-use assets	219	238
Current portion of long-term operating lease obligations	113	175
Long-term operating lease obligations, net of current maturities	87	41
	200	216

Weighted average remaining lease term
Operating leases	20 months	23 months

Weighted average discount rate
Operating leases	4.44%	5.00%

Maturities of lease liabilities are as follows:

Operating leases
US$’000

Year ending December 31,
2022	134
2023	69
Total lease payments	203
Less: imputed interest	(3)
Total	200

ZHEJIANG TIANLAN
Lease obligations
3.	Lease obligations

The Group has finance leases primarily for equipment.

The components of lease expense are as follows:

Years ended December 31,
	2022	2021
	RMB’000	RMB’000

Finance lease cost:
Amortization of right-of-use assets	-	-
Interest on lease liabilities included under cost of revenue and selling and administrative expenses	-	-
Total finance lease cost	-	-

Supplemental consolidated cash flow information related to leases is as follows:

Years ended December 31,
	2022	2021
	RMB’000	RMB’000

Cash paid for amounts included in the measurement of lease liabilities:

Finance cash flows from finance leases	-	-
Right-of-use assets obtained in exchange for lease obligations (noncash):
Finance leases	-	-

Supplemental consolidated balance sheet information related to leases is as follows:

December 31,
	2022	2021
	RMB’000	RMB’000

Finance leases
Property, plant and equipment, at cost	-	-
Accumulated depreciation and impairment losses	-	-

Property, plant and equipment, net	-	-

Current maturities of long-term debt	-	-
Total finance lease liabilities	-	-

Weighted average remaining lease term
Finance leases	-	-

Weighted average discount rate
Finance leases	-	5.9%